CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 7,355,677	$ 1,007,723	¥ 5,952,028	¥ 4,511,062
Operating cost and expenses
Cost of revenues	(1,239,712)	(169,840)	(1,059,861)	(754,861)
Sales and marketing expenses	(2,073,052)	(284,007)	(1,991,226)	(2,000,900)
Research and development expenses	(1,815,809)	(248,765)	(1,543,568)	(1,182,716)
General and administrative expenses	(1,093,949)	(149,870)	(811,787)	(719,699)
Total operating cost and expenses	(6,222,522)	(852,482)	(5,406,442)	(4,658,176)
Other operating income, net	39,791	5,451	35,385	17,595
(Loss)/Income from operations	1,172,946	160,692	580,971	(129,519)
Interest and investment income, net	625,282	85,663	606,757	226,482
Foreign exchange gain/(loss)	(68)	(9)	1,088	8,627
Other income, net	34,500	4,726	32,973	11,406
Income before income tax expenses	1,832,660	251,072	1,221,789	116,996
Income tax expenses	(265,634)	(36,392)	(122,571)	(9,751)
Net income	1,567,026	214,680	1,099,218	107,245
Net loss attributable to non-controlling interests	17,638	2,416	9
Net income attributable to ordinary shareholders of KANZHUN LIMITED	¥ 1,584,664	$ 217,096	¥ 1,099,227	¥ 107,245
Weighted average number of ordinary shares used in computing net income per share
- Basic	881,882,225	881,882,225	870,304,878	868,941,151
- Diluted	909,228,757	909,228,757	902,735,995	912,141,991
Net income per share attributable to ordinary shareholders of KANZHUN LIMITED
- Basic | (per share)	¥ 1.8	$ 0.25	¥ 1.26	¥ 0.12
- Diluted | (per share)	¥ 1.74	$ 0.24	¥ 1.22	¥ 0.12
Other comprehensive income, net of tax
Foreign currency translation adjustments	¥ 154,202	$ 21,126	¥ 186,976	¥ 952,949
Unrealized gains on available-for-sale investments	1,701	233	16,650
Total other comprehensive income	155,903	21,359	203,626	952,949
Total comprehensive income	1,722,929	236,039	1,302,844	1,060,194
Comprehensive loss attributable to non-controlling interests	17,487	2,396	9
Comprehensive income attributable to ordinary shareholders of KANZHUN LIMITED	1,740,416	238,435	1,302,853	1,060,194
Online recruitment services to enterprise customers
Revenues
Total revenues	7,270,026	995,989	5,889,101	4,461,282
Others
Revenues
Total revenues	¥ 85,651	$ 11,734	¥ 62,927	¥ 49,780